Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Trade And Other Payables [Line Items]
Trade payables	$ 15,526	$ 17,510
Accrued liabilities and other payables	19,932	13,911
Salaries and benefits due to key management personnel	880	776
Employee salaries and benefits payable	1,942	724
Liability related to deferred stock unit plan	710	508
Accrued interest payable on convertible unsecured senior notes	1,386	1,386
Total	$ 40,376	$ 34,815